CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue, net	$ 743	$ 1,799	$ 5,075	$ 8,813
Operating expenses:
Cost of revenue	488	1,202	3,867	5,602
Research and development	5,881	2,815	17,516	14,117
General and administrative	17,792	2,314	58,059	7,297
Sales and marketing	2,211	656	6,624	2,796
Total operating expenses	26,372	6,987	86,066	29,812
Loss from operations	(25,629)	(5,188)	(80,991)	(20,999)
Interest (expense) income, net	11	(10)	(34)	40
Loss on warrant liability	6,414		(4,927)
Gain on forgiveness of notes payable			4,394
Other income, net	2		51	34
Loss before provision for income taxes	(19,202)	(5,198)	(81,507)	(20,925)
Provision for income taxes	0	0	(1)	(1)
Net loss and comprehensive loss	$ (19,202)	$ (5,198)	(81,508)	(20,926)
Net loss attributable to common stockholders			$ (81,508)	$ (20,926)
Net loss per share attributable to common stockholders:
Basic and diluted	$ (0.14)	$ (0.05)	$ (0.72)	$ (0.21)
Basic and diluted	137,908,690	104,059,652	113,184,357	100,114,664